Consolidated Statements Of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	May 15, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Revenue	$ 6,033	$ 153	$ 403	$ 417
Cost of revenue	1,357
Selling, general and administrative expense	$ 21,482	$ 52	$ 95	$ 435